Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2011
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value

The location and fair value of derivative financial instruments reported in the Consolidated Balance Sheet are as follows:

	Balance Sheet Caption	2011	2010
Net investment hedges
Cross-currency swap contracts	Other liabilities	$36,582	$
Cash flow hedges
Costless collar contracts	Accounts receivable	638		1,624
Costless collar contracts	Other accrued liabilities	2,979		2,334

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance

Gains (losses) on derivative financial instruments that were recorded in the Consolidated Statement of Income are as follows:

	2011	2010	2009
Forward exchange contracts	$19,048	$	$
Costless collar contracts	(6,624)	(4,897)	(5,286)

Gains (losses) on derivative and non-derivative financial instruments that were recorded in accumulated other comprehensive income (loss) in the Consolidated Balance Sheet are as follows:

	2011	2010
Cross-currency swap contracts	$(22,600)	$
Foreign denominated debt	(50,581)		40,955